Note 16 - Stock Based Compensation (Details) - Restricted Stock Awards and Related Information (USD $)	12 Months Ended
	Dec. 31, 2014	May 30, 2014
Restricted Stock Awards and Related Information [Abstract]
Number of awards	576,882	435,999
Weighted average grant date fair value per share	$ 19.78	$ 18.87
Granted	188,005
Granted	$ 21.14
Vested	(19,358)
Vested	$ 13.87
Forfeited	(27,764)
Forfeited	$ 18.75